Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
21. Stock-Based Compensation
The Company adopted two equity incentive plans in prior years. Legacy BlackSky issued equity and equity-based awards under its 2014 stock incentive plan (the “2014 Plan”) and 2011 stock incentive plan (the “2011 Plan”, together with the 2014 Plan, collectively the “Plans”), which are now administered by the Company’s board of directors. The Plans are no longer active; however, outstanding awards granted under these Plans will not be affected. Both Plans allowed the board of directors to grant stock options, designated as incentive or nonqualified, and stock awards to employees, officers, directors, and consultants. Stock options were granted with an exercise price per share equal to at least the estimated fair value of the underlying class A common stock on the date of grant. The vesting period was determined through individual award agreements and was generally over a four-year period. Awards generally expired 10 years from the date of grant. As of December 31, 2021, the Company had 41 thousand and 2.2 million options outstanding, respectively, under the 2011 and 2014 Plans.
As part of the Merger, Osprey’s shareholders approved the Company’s 2021 Equity Incentive Plan (the “2021 Plan”) and the 2021 Employee Stock Purchase Plan (the “2021 ESPP”), which are administered by the Company’s board of directors. Under the 2021 Plan, the number of shares initially subject to issuance is 15.0 million, with automatic increases beginning in 2022. Additionally, up to 13.1 million shares can be added to the 2021 Plan pursuant to assumed awards granted under the 2011 Plan and 2014 Plan that are subsequently forfeited or fail to vest. Grants made under this plan generally vest over a period of 3-4 years and have a contractual life of 10 years. Under the 2021 ESPP, the maximum number of shares made available for sale is 3.0 million, with automatic increases beginning in 2022.
The stock-based compensation expense attributable to continuing operations was included in imagery and software analytical service costs, excluding depreciation and amortization and selling, general and administrative expense in the consolidated statements of operations and comprehensive loss as follows:

	Years Ended December 31,
	2021	2020
	(in thousands)
Imagery & software analytical service costs, excluding depreciation and amortization	$4,121	$—
Selling, general and administrative	38,450	1,982
Total stock-based compensation expense	$42,571	$1,982
The stock-based compensation expense recorded for the RSUs during the years ended December 31, 2021 included a cumulative catch-up adjustment for service completed from the grant date to the close of the Merger. This cumulative catch-up adjustment was required as the performance condition attributable to the RSUs was not deemed probable until occurrence of the Merger as the Merger was not within the control of Legacy BlackSky. Additionally, as of December 31, 2021 and 2020, the Company’s consolidated balance sheets included $11.0 thousand and $0, respectively, of stock-based compensation related to capitalized internal labor for software development activities recorded in property, plant, and equipment - net on the consolidated balance sheets.
Stock Options
Following the Merger, the outstanding stock options issued under the 2014 Plan may be exercised (subject to their original vesting, exercise and other terms and conditions) to purchase a number of shares of class A common stock equal to the number of shares of Legacy BlackSky class A common stock, as adjusted for the common stock exchange ratio, subject to the same terms and conditions as were applicable to such Legacy BlackSky stock option (each an “Assumed Company Stock Option”). The exercise price per share of each Assumed Company Stock Option was equal to the quotient obtained by dividing the exercise price per share applicable to such Legacy BlackSky stock option by the common stock exchange ratio.
The Black-Scholes option pricing model is used to determine the fair value of options granted. The Company utilized assumptions concerning expected term, a risk-free interest rate, and expected volatility to determine such values. In December 2021, the Company granted an award to a homogenous pool of executive employees with an exercise price 48% over the stated market price at the grant date. A summary of the weighted-average assumptions is presented below:

	For the Year Ended December 31,
	2021	2020
Fair value per common share	$5.40	$0.0121
Weighted-average risk-free interest rate	1.44%	0.81%
Volatility	33.40%	65.00%
Expected term (in years)	8.0	2.5
Dividend rate	0%	0%
A summary of the Company’s stock option activity under the Plans during the year ended December 31, 2021 is presented below:

	Year Ended December 31, 2021
	Options	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(in thousands)			(in thousands)
Outstanding - January 1, 2021	3,489	$0.2160
Granted	2,760	7.9700
Exercised	(1,045)	0.1248
Forfeited	(182)	0.1466
Outstanding - December 31, 2021	5,022	4.4914	8.74	$9,599
Exercisable - December 31, 2021	1,321	0.3962	7.07	5,410
The following summarizes information about the Company's option grants:

	For The Year Ended December 31,
	2021	2020
Number of options granted (in thousands)	2,760	2,226
Weighted-average grant-date fair value	$1.5100	$0.0121
For options exercised, intrinsic value is calculated as the difference between the estimated fair value on the date of exercise and the exercise price. The total intrinsic value of options exercised during the years ended December 31, 2021 and 2020 was $7.1 million and $0.7 million, respectively. The total fair value of options vested during the years ended December 31, 2021 and 2020, was $0.9 million and $1.0 million, respectively.
As of December 31, 2021 and 2020, there was $4.3 million and $1.4 million, respectively, of total unrecognized compensation cost, which is expected to be recognized over a weighted-average period of 3.6 years and 1.9 years respectively.
Restricted Stock Awards
In the year ended December 31, 2020, the Company granted RSAs, which vest based upon the individual award agreements and generally vest over a three to four-year period. These shares are deemed issued as of the date of grant, but not outstanding until they vest. The Company intends to settle the RSAs in stock, and the Company has the shares available to do so.
A summary of the Company’s nonvested RSA activity during the year ended December 31, 2021 is presented below:

	Year Ended December 31, 2021
	Restricted Stock Awards	Weighted-Average Grant-Date Fair Value
	(in thousands)
Nonvested - January 1, 2021	891	$0.0121
Granted	—	—
Vested	(546)	0.0121
Canceled	(10)	0.0121
Nonvested - December 31, 2021	335	0.0121
During the year ended December 31, 2020, the Company granted 3,486 RSAs with a weighted-average grant-date fair value of $0.0121.
As of December 31, 2021, there was $41 thousand of total unrecognized compensation cost related to nonvested RSAs granted under the Plans, which is expected to be recognized over a weighted-average period of 0.3 years. The total grant date fair value of shares vested during the year ended December 31, 2021 was $7 thousand.
Restricted Stock Units
The Company granted an aggregate of 11.2 million RSUs to certain employees and service providers during the year ended December 31, 2021 under the 2014 Plan as follows:

Grant Date	Number of Shares (in thousands)	First Tranche	Second Tranche	Third Tranche
February 2021	8,533	50% of such RSUs will vest 180 days subsequent to consummation of the Merger
50% of such units will vest ratably over eight consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 50% of the RSUs
				N/A
March 2021	229	50% of such RSUs will vest 180 days subsequent to consummation of the Merger
50% of such units will vest ratably over eight consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 50% of the RSUs
				N/A
March 2021	137	25% vested immediately upon issuance	50% of these RSUs vested on the date of the Merger	The remaining 25% of the RSUs will vest ratably over 12 months, on the same day of the month that the Merger closed, commencing as of the month following satisfaction of the performance condition
June 2021	164	25% of such RSUs will vest at the later of: a) 180 days subsequent to consummation of Merger or b) the one year anniversary of the vesting commencement date
75% of such units will vest ratably over twelve consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 25% of the RSUs
				N/A
July 2021	285	25% of such RSUs will vest at the later of: a) 180 days subsequent to consummation of the Merger or b) the one year anniversary of the vesting commencement date
75% of such units will vest ratably over twelve consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 25% of the RSUs
				N/A
December 2021	1,670	25% of such RSUs will vest at the one-year anniversary of the vesting commencement date
75% of such units will vest ratably over twelve consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 25% of the RSUs
				N/A
December 2021	225	One-third (1/3rd) of the total number of RSUs will be scheduled to vest annually on the anniversary of the vesting commencement date	N/A	N/A
Total	11,243
A summary of the Company’s nonvested RSU activity during the year ended December 31, 2021 is presented below:

	Year Ended December 31, 2021
	Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)
Nonvested - January 1, 2021	—	$—
Granted	11,243	6.8004
Vested	(111)	8.0407
Canceled	(173)	8.0816
Nonvested - December 31, 2021	10,959	6.7675
Unrecognized compensation costs related to nonvested restricted stock units totaled $33.7 million as of December 31, 2021, which is expected to be recognized over a weighted-average period of 1.9 years.